Non-Controlling Interest in Versus LLC	12 Months Ended
Dec. 31, 2021
Non-Controlling Interest in Versus LLC Disclosure [Abstract]
NON-CONTROLLING INTEREST IN VERSUS LLC
8.	NON-CONTROLLING INTEREST IN VERSUS LLC

As of December 31, 2018, the Company held a 41.3% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

On May 21, 2019, the Company acquired an additional 25.2% interest in Versus LLC in exchange for 574,009 common shares of the Company and 287,005 share purchase warrants that are exercisable at C$3.20 per share until June 30, 2019. The common shares and the share purchase warrants were determined to have a fair value of $1,403,675 and $116,595, respectively. As a result, the Company increased its ownership interest to 66.5% and recorded the excess purchase price over net identifiable liabilities of $3,575,884 against reserves. The effect on non-controlling interest was a reduction of $2,053,199.

On June 21, 2019, the Company acquired an additional 0.3% interest in Versus LLC in exchange for 2,825 common shares of the Company and 1,412 share purchase warrants that are exercisable at C$3.20 per share until June 30, 2019. The common shares and the share purchase warrants were determined to have a fair value of $6,906 and $2,527, respectively. As a result, the Company increased its ownership interest to 66.8% and recorded the excess purchase price over net identifiable assets of $26,448 against reserves. The effect on non-controlling interest was a reduction of $19,433.

The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of December 31, 2021, 2020, and 2019:

	2021	2020	2019
Non-controlling interest percentage	33.2%	33.2%	58.7%
	($)	($)	($)
Assets
Current	1,488,892	779,123	79,598
Non-current	2,300,268	2,289,645	2,878,711
	3,789,160	3,068,768	2,958,309

Liabilities
Current	763,970	1,020,192	633,784
Non-current	30,661,143	17,329,272	13,742,518
	31,425,113	18,349,464	14,376,302
Net liabilities	(27,635,953)	(15,280,696)	(11,417,993)
Non-controlling interest	(8,621,581)	(5,193,701)	(3,729,041)
Net loss	(17,847,890)	(6,911,040)	(7,256,326)
Net loss attributed to non-controlling interest	(3,448,820)	(1,464,660)	(2,000,962)